Deferred revenues (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Deferred revenues	R$ 901,002	R$ 932,029
Current portion	(279,401)	(265,417)
Non-current portion	621,601	666,612
Prepaid Services [Member]
IfrsStatementLineItems [Line Items]
Deferred revenues	187,540	193,944
Government Grants [Member]
IfrsStatementLineItems [Line Items]
Deferred revenues		860
Anticipated Revenue [Member]
IfrsStatementLineItems [Line Items]
Deferred revenues	39,138	43,561
Deferred Revenue On Sale Of Towers [Member]
IfrsStatementLineItems [Line Items]
Deferred revenues	626,636	680,731
Contractual Liabilities [Member]
IfrsStatementLineItems [Line Items]
Deferred revenues	R$ 47,688	R$ 12,933